Property and Equipment, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, net book value
Property, Plant and Equipment, at cost	$ 25,679	$ 25,617
Less: accumulated depreciation	(18,328)	(13,673)
Net book value	7,351	11,944
Furniture, fixtures and equipment [Member]
Property and equipment, net book value
Property, Plant and Equipment, at cost	15,521	15,483
Computer software [Member]
Property and equipment, net book value
Property, Plant and Equipment, at cost	$ 10,158	$ 10,134